CONDENSED CONSOLIDATED BALANCE SHEETS (UNAUDITED) (Parenthetical) - USD ($)	Mar. 31, 2023	Dec. 31, 2022
Convertible notes payable, discount	$ 87,147	$ 46,797
Common stock, shares authorized	7,500,000,000	7,500,000,000
Common stock, par value	$ 0.001	$ 0.001
Common stock, shares issued	908,479,113	789,796,735
Common stock, shares outstanding	908,479,113	789,796,735
Series N Preferred Stock [Member]
Preferred stock, shares authorized	3,000,000	3,000,000
Preferred stock, Stated Value	$ 4.00	$ 4.00
Preferred stock, shares issued	868,058	868,058
Preferred stock, shares outstanding	868,058	868,058
Series X Preferred Stock [Member]
Preferred stock, shares authorized	5,000,000	5,000,000
Preferred stock, Stated Value	$ 4.00	$ 4.00
Preferred stock, shares issued	375,000	375,000
Preferred stock, shares outstanding	375,000	375,000
Series B Preferred Stock [Member]
Preferred stock, shares authorized	3,000,000	3,000,000
Preferred stock, Stated Value	$ 4.00	$ 4.00
Preferred stock, shares issued	2,131,328	2,131,328
Preferred stock, shares outstanding	2,131,328	2,131,328
Series C Preferred Stock [Member]
Preferred stock, shares authorized	500	500
Preferred stock, Stated Value	$ 4.00	$ 4.00
Preferred stock, shares issued	122	122
Preferred stock, shares outstanding	122	122
Series E Preferred Stock [Member]
Preferred stock, shares authorized	1,000,000	1,000,000
Preferred stock, Stated Value	$ 4.00	$ 4.00
Preferred stock, shares issued	150,750	150,750
Preferred stock, shares outstanding	150,750	150,750
Series F 1 Preferred Stock [Member]
Preferred stock, shares authorized	800,000	800,000
Preferred stock, Stated Value	$ 4.00	$ 4.00
Preferred stock, shares issued	35,752	35,752
Preferred stock, shares outstanding	35,752	35,752
Series I Preferred Stock [Member]
Preferred stock, shares authorized	500,000,000	500,000,000
Preferred stock, Stated Value	$ 0.001	$ 0.001
Preferred stock, shares issued	14,885,000	14,885,000
Preferred stock, shares outstanding	14,885,000	14,885,000
Series J Preferred Stock [Member]
Preferred stock, shares authorized	10,000,000	10,000,000
Preferred stock, Stated Value	$ 4.00	$ 4.00
Preferred stock, shares issued	1,713,584	1,713,584
Preferred stock, shares outstanding	1,713,584	1,713,584
Series K Preferred Stock [Member]
Preferred stock, shares authorized	10,937,500	10,937,500
Preferred stock, Stated Value	$ 0.001	$ 0.001
Preferred stock, shares issued	8,200,562	8,200,562
Preferred stock, shares outstanding	8,200,562	8,200,562
Series L Preferred Stock [Member]
Preferred stock, shares authorized	100,000,000	100,000,000
Preferred stock, Stated Value	$ 4.00	$ 4.00
Preferred stock, shares issued	319,493	319,493
Preferred stock, shares outstanding	319,493	319,493
Series R Preferred Stock [Member]
Preferred stock, shares authorized	5,000	5,000
Preferred stock, Stated Value	$ 1,200	$ 1,200
Preferred stock, shares issued	165	165
Preferred stock, shares outstanding	165	165